ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882
Home Inns & Hotels Management Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882